Defined benefit plans (Detail 4.3) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Net defined benefit asset / (liability)	$ (114)	$ (331)
Total
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Defined benefit obligation from funded plans	25,449	32,724
Defined benefit obligation from unfunded plans	363	518
Surplus / (deficit)	7,834	6,358
Net defined benefit asset / (liability)	(14)	(219)
Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Defined benefit obligation from funded plans	22,272	27,398
Defined benefit obligation from unfunded plans	0	0
Plan assets	30,119	33,975
Surplus / (deficit)	7,848	6,577
Net defined benefit asset / (liability)	0	0
UK pension plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Defined benefit obligation from funded plans	2,166	4,105
Defined benefit obligation from unfunded plans	0	0
Plan assets	2,488	4,297
Surplus / (deficit)	321	192
Net defined benefit asset / (liability)	321	192
US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Defined benefit obligation from funded plans	1,011	1,222
Defined benefit obligation from unfunded plans	363	518
Plan assets	1,039	1,329
Surplus / (deficit)	(335)	(411)
Net defined benefit asset / (liability)	(335)	(411)
UBS AG
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Net defined benefit asset / (liability)	(94)	(315)
UBS AG | Total
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Defined benefit obligation from funded plans	15,717	20,806
Defined benefit obligation from unfunded plans	363	518
Surplus / (deficit)	4,404	3,497
Net defined benefit asset / (liability)	(14)	(219)
UBS AG | Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Defined benefit obligation from funded plans	12,539	15,480
Defined benefit obligation from unfunded plans	0	0
Plan assets	16,957	19,196
Surplus / (deficit)	4,418	3,716
Net defined benefit asset / (liability)	0	0
UBS AG | UK pension plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Defined benefit obligation from funded plans	2,166	4,105
Defined benefit obligation from unfunded plans	0	0
Plan assets	2,488	4,297
Surplus / (deficit)	321	192
Net defined benefit asset / (liability)	321	192
UBS AG | US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Defined benefit obligation from funded plans	1,011	1,222
Defined benefit obligation from unfunded plans	363	518
Plan assets	1,039	1,329
Surplus / (deficit)	(335)	(411)
Net defined benefit asset / (liability)	$ (335)	$ (411)